SHAREHOLDERS' EQUITY (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Options Outstanding	1,157,385	1,355,879
Weighted average remaining contractual Life (years)	5 years 10 months 13 days	6 years 5 months 16 days
Weighted average exercise price	$ 2.74	$ 2.31
Options exercisable	791,797
Weighted averageexercise price of exercisable	$ 2.54
Exercise Price One [Member]
Options Outstanding	67,913
Weighted average remaining contractual Life (years)	5 years 7 days
Weighted average exercise price	$ 0.17
Options exercisable	50,413
Weighted averageexercise price of exercisable	$ 0.23
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit	$ 0
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit	$ 1
Exercise Price Two [Member]
Options Outstanding	273,798
Weighted average remaining contractual Life (years)	5 years 26 days
Weighted average exercise price	$ 1.4
Options exercisable	236,298
Weighted averageexercise price of exercisable	$ 1.42
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit	$ 1.01
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit	$ 2
Exercise Price Three [Member]
Options Outstanding	286,334
Weighted average remaining contractual Life (years)	6 years 8 months 27 days
Weighted average exercise price	$ 2.29
Options exercisable	216,996
Weighted averageexercise price of exercisable	$ 2.29
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit	$ 2.01
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit	$ 3
Exercise Price Four [Member]
Options Outstanding	447,090
Weighted average remaining contractual Life (years)	6 years 9 months 22 days
Weighted average exercise price	$ 3.89
Options exercisable	205,840
Weighted averageexercise price of exercisable	$ 3.83
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit	$ 3.01
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit	$ 4
Exercise Price Five [Member]
Options Outstanding	57,250
Weighted average remaining contractual Life (years)	1 year 4 days
Weighted average exercise price	$ 4.06
Options exercisable	57,250
Weighted averageexercise price of exercisable	$ 4.06
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit	$ 4.01
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit	$ 5
Exercise Price Six [Member]
Options Outstanding	25,000
Weighted average remaining contractual Life (years)	1 year 2 months 16 days
Weighted average exercise price	$ 5.95
Options exercisable	25,000
Weighted averageexercise price of exercisable	$ 5.95
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit	$ 5.01
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit	$ 6